UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
 (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Laurie D. Neat
Capital International, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EMERGING MARKETS GROWTH FUND
Investment portfolio
March 31, 2011
unaudited

Equity securities	Shares	Value (000)
Asia-Pacific — 56.5%
China — 17.4%
Agricultural Bank of China Ltd.1	1,528,800	$644
Agricultural Bank of China Ltd. (Hong Kong)1	215,792,000	122,342

Alibaba.com Ltd. (Hong Kong)	24,994,000	42,864

Ambow Education Holding Ltd. (ADR)1	780,100	6,202

Anhui Conch Cement Co. Ltd.	7,307,436	45,216
Anhui Conch Cement Co. Ltd. (Hong Kong)	10,050,000	62,857

ANTA Sports Products Ltd. (Hong Kong)	7,330,600	11,384

Bank of China Ltd. (Hong Kong)	564,666,732	314,327

BaWang International (Group) Holding Ltd. (Hong Kong)	36,034,000	10,701

Beijing Enterprises Holdings Ltd.	6,305,500	35,992

BYD Co. Ltd. (Hong Kong)	2,059,700	7,891

Changyou.com Ltd., Class A (ADR)1	40,800	1,314

China Construction Bank Corp. (Hong Kong)	170,572,190	159,859

China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	52,585,600	84,234

China Life Insurance Co. Ltd.	1,407,973	4,513
China Life Insurance Co. Ltd. (Hong Kong)	13,571,000	50,944

China Longyuan Power Group Corp. Ltd. (Hong Kong)1	50,902,000	54,707

China Mengniu Dairy Co. (Hong Kong)	23,209,000	61,465

China National Offshore Oil Corp. (Hong Kong)	10,175,000	25,638

China Overseas Land & Investment Ltd. (Hong Kong)	9,223,206	18,758

China Petroleum & Chemical Corp. (Hong Kong)	41,878,000	41,993

China Railway Construction Corp. Ltd. (Hong Kong)	62,300,500	64,715

China Railway Group Ltd. (Hong Kong)	24,028,000	15,507

China Resources Enterprise Ltd. (Hong Kong)	4,562,000	18,533

China Resources Land Ltd. (Hong Kong)	1,867,000	3,495

China Shenhua Energy Co. Ltd.	1,309,200	5,816
China Shenhua Energy Co. Ltd. (Hong Kong)	59,131,500	278,608

China South Locomotive & Rolling Stock Corp. Ltd. (Hong Kong)	45,916,000	46,987

China Yurun Food Group Ltd. (Hong Kong)	13,751,000	46,140

Ctrip.com International, Ltd. (ADR)1	84,060	3,488

ENN Energy Holdings Ltd. (Hong Kong)	4,630,000	14,404

Fu Ji Food and Catering Services Holdings Ltd. (Hong Kong)1	15,126,000	24

Giant Interactive Group Inc. (ADR)	953,300	7,102

Goodbaby International Holdings Ltd. (Hong Kong)1	18,575,000	11,558

Harbin Power Equipment Co. Ltd. (Hong Kong)	14,726,000	15,240

Hengan International Group Co. Ltd. (Hong Kong)	3,817,500	28,318

Honghua Group Ltd. (Hong Kong)1	3,817,000	525

Huabao International Holdings Ltd. (Hong Kong)	47,753,000	73,423

Industrial and Commercial Bank of China Ltd.	28,272,300	19,299
Industrial and Commercial Bank of China Ltd. (Hong Kong)	322,084,761	267,488

Kingboard Chemical Holdings Ltd. (Hong Kong)	4,238,600	22,287

Kingboard Laminates Holdings Ltd. (Hong Kong)	44,086,500	36,783

Lenovo Group Ltd. (Hong Kong)	132,852,000	75,661

Li Ning Co. Ltd. (Hong Kong)	18,536,000	31,217

Longfor Properties Co. Ltd. (Hong Kong)	45,367,500	76,521

Lonking Holdings Ltd. (Hong Kong)	59,000,000	41,490

Man Wah Holdings Ltd. (Hong Kong)	19,111,000	24,765

Mindray Medical International Ltd., Class A (ADR)1	359,500	9,059

Minth Group Ltd. (Hong Kong)	23,980,000	40,200

NetDragon Websoft Inc. (Hong Kong)	6,497,500	3,166

NetEase.com, Inc. (ADR)1	204,300	10,115

New Oriental Education & Technology Group Inc. (ADR)1	254,200	25,438

Nine Dragons Paper (Holdings) Ltd. (Hong Kong)	37,554,200	44,996

Parkson Retail Group Ltd. (Hong Kong)	12,422,000	17,087

Perfect World Co. Ltd., Class B (ADR)1	664,000	14,064

Ports Design Ltd. (Hong Kong)	5,751,500	13,265

Sany Heavy Equipment International Holdings Co. Ltd. (Hong Kong)	32,821,000	53,924

Shanda Games Ltd., Class A (ADR)1	1,916,900	12,172

Shanghai Forte Land Co. Ltd. (Hong Kong)	7,550,000	3,349

Shanghai Zhixin Electric Co. Ltd.	5,166,967	12,490

Shenzhou International Group Holdings Ltd. (Hong Kong)	7,416,000	8,752

Suntech Power Holdings Co. Ltd. (ADR)1	2,889,500	28,490

Tencent Holdings Ltd. (Hong Kong)	1,473,200	35,890

Tingyi (Cayman Islands) Holding Corp. (Hong Kong)	15,818,000	38,678

Weichai Power Co. Ltd. (Hong Kong)	17,524,200	106,449

Wumart Stores, Inc. (Hong Kong)	12,337,384	26,900

Zhongsheng Group Holdings Ltd. (Hong Kong)1	35,233,500	65,860

Zhuzhou CSR Times Electric Co. Ltd. (Hong Kong)	7,900,000	29,961

		2,993,544

Hong Kong — 2.0%
AIA Group Ltd.1	38,745,200	119,296

ASM Pacific Technology Ltd.	1,907,700	23,949

First Pacific Co. Ltd.	25,423,658	22,748

Hopewell Holdings Ltd.	12,238,500	36,738

Sands China Ltd.1	11,954,000	26,679

United Company RUSAL PLC1	33,529,000	57,932

VTech Holdings Ltd.	1,348,900	15,304

Wynn Macau Ltd.	14,932,800	41,658

		344,304

India — 9.5%
Adani Enterprises Ltd.	10,206,971	152,561

Agre Developers Ltd.1	118,381	124

Apollo Hospitals Enterprise Ltd.	2,445,932	25,921

Apollo Hospitals Enterprise Ltd. (GDR)	467,600	4,955

Bharat Electronics Ltd.	380,971	14,380

Bharti Airtel Ltd.	26,119,744	209,333

Cox and Kings Ltd.	2,014,998	18,688
Cox and Kings Ltd. (GDR)	226,602	2,102

Cummins India Ltd.	1,182,073	18,499

DLF Ltd.	25,788,495	155,298

GMR Infrastructure Ltd.1	5,784,000	5,253

HDFC Bank Ltd.	1,306,858	68,745
HDFC Bank Ltd. (ADR)	1,600	272

Housing Development Finance Corp. Ltd.	7,959,645	125,155

ICICI Bank Ltd.	3,022,549	75,653
ICICI Bank Ltd. (ADR)	1,136,100	56,612

Infosys Technologies Ltd.	554,569	40,308

Infrastructure Development Finance Co. Ltd.	19,165,091	66,441

ITC Ltd.	1,730,680	7,067

IVRCL Infrastructures & Projects Ltd.	3,033,944	5,558

Jain Irrigation Systems Ltd.	14,188,507	56,919

Kotak Mahindra Bank Ltd.	3,836,627	39,390

McLeod Russel India Ltd.	2,182,236	12,361

Multi Screen Media Private Ltd. (acquired 5/15/00, cost: $107,294,000)1,2	284,195	23,690

Pantaloon Retail (India) Ltd.	1,384,736	8,033

PTC India Financial Services Ltd.1	3,932,800	2,174

PTC India Financial Services Ltd. (acquired 3/15/11, cost: $5,656,000)1,2	9,139,250	4,799

Reliance Industries Ltd.	6,690,872	157,403

Sanghvi Movers Ltd.	113,213	290

Shopper's Stop Ltd.	2,010,600	15,559

Sobha Developers Ltd.	3,594,606	23,658

Sun Pharmaceutical Industries Ltd.	1,809,012	17,950

Tata Steel Ltd.	5,084,791	70,950

United Spirits Ltd.	5,120,357	117,667

VA Tech Wabag Ltd.1,3	633,821	17,895

Wipro Ltd.	609,630	6,565

		1,628,228

Indonesia — 3.1%
PT Agung Podomoro Land Tbk1	479,240,500	18,162

PT Astra International Tbk	13,061,300	85,500

PT Bank Mandiri (Persero) Tbk	138,284,324	107,991

PT Bank Rakyat Indonesia (Persero) Tbk	88,321,000	58,323

PT Indocement Tunggal Prakarsa Tbk	64,420,000	120,961

PT Semen Gresik (Persero) Tbk	79,739,000	83,333

PT Surya Citra Media Tbk	38,277,500	17,804

PT Tower Bersama Infrastructure Tbk1	48,255,000	12,331

PT XL Axiata Tbk1	54,458,500	34,085

		538,490

Malaysia — 3.3%
CIMB Group Holdings Bhd.	90,013,598	243,702

Eastern & Oriental Bhd.	7,469,930	2,910

Genting Bhd.	17,693,300	64,493

IJM Corp. Bhd.	53,520,979	113,271

IJM Corp. Bhd., warrants, expire October 24, 20141	4,694,327	3,844

IOI Corp. Bhd.	3,575,460	6,800

Malaysia Marine and Heavy Engineering Holdings Bhd.1	30,936,000	69,762

Naim Cendera Holdings Bhd.	11,661,500	11,859

S P Setia Bhd.	12,479,150	25,957

StemLife Bhd.3	8,331,900	963

UMW Holdings Bhd.	9,864,800	23,972

		567,533

Pakistan — 0.1%
Oil & Gas Development Co. Ltd. (GDR)	791,800	12,579

Philippines — 0.8%
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000)1,2	724,790	—

Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000)1,2	241,431	—

Energy Development Corp.	630,720,750	87,342

International Container Terminal Services, Inc.	27,284,888	26,216

Philippine Airlines, Inc. (acquired 3/31/97, cost: $0)1,2	68,631,450	—

Philippine Long Distance Telephone Co.	311,320	16,671

Philippine Long Distance Telephone Co. (ADR)	227,900	12,192

		142,421

Singapore — 0.9%
Ascendas India Trust	28,651,500	21,707

CapitaRetail China Trust	8,476,000	8,405

Hutchison Port Holdings Trust1	20,507,000	20,302

Noble Group Ltd.	11,725,000	19,906

Olam International Ltd.	5,478,190	12,169

Wilmar International Ltd.	15,511,420	67,190

		149,679

South Korea — 10.5%
Cheil Worldwide Inc.	727,250	9,613

Daum Communications Corp.	117,000	10,453

Hana Financial Holdings	804,760	34,811

Hankook Tire Co., Ltd.	2,778,890	90,818

Hite Brewery Co., Ltd.	106,183	10,503

Hynix Semiconductor Inc.	4,614,120	131,658

Hyundai Engineering & Construction Co., Ltd.	342,741	24,746

Hyundai Mobis Co., Ltd.	366,239	109,342

Korean Reinsurance Co.	2,204,745	25,727

LG Chem, Ltd.	1,165,081	488,570

LG Display Co., Ltd.	3,187,460	99,958

LG Electronics Inc.	46,602	4,461
LG Electronics Inc., nonvoting preferred	270,928	9,583

LG Fashion Corp.	605,960	16,351

LG Household & Health Care Ltd.	119,972	45,005

OCI Co., Ltd.	57,393	25,846

Samsung Electronics Co., Ltd.	383,869	326,146

Samsung Electronics Co., Ltd. (GDR)	639,548	272,511

Shinhan Financial Group Co., Ltd.	1,564,813	71,112

		1,807,214

Taiwan — 5.5%
Advanced Semiconductor Engineering, Inc.	39,318,000	42,652

Cathay Financial Holding Co., Ltd.	24,586,100	40,592

Compeq Manufacturing Co., Ltd.1,3	73,599,000	43,674

CTCI Corp.	18,759,000	21,370

Delta Electronics, Inc.	48,483,874	192,079

Hon Hai Precision Industry Co., Ltd.	34,216,973	119,849

Hon Hai Precision Industry Co., Ltd. (GDR)	1,760,764	12,537

HTC Corp.	1,943,193	75,993

Phison Electronics Corp.	1,238,681	6,929

SinoPac Financial Holdings Co., Ltd.	84,314,000	37,990

Synnex Technology International Corp.	9,750,268	22,746

Taiwan Mobile Co., Ltd.	14,427,422	33,951

Taiwan Semiconductor Manufacturing Co., Ltd.	44,714,680	107,352

Tripod Technology Corp.	17,186,877	75,687

Wintek Corp.1	50,705,000	89,835

Wintek Corp. (GDR) (acquired 1/12/11, cost: $21,644,000)1,2	2,619,067	23,201

		946,437

Thailand — 3.4%
Advanced Info Service PCL	5,634,800	16,767

Bangkok Bank PCL, nonvoting depository receipt	10,788,700	61,354

Bank of Ayudhya PCL, nonvoting depository receipt	50,080,500	41,064

Banpu PCL	8,975,200	227,904

Banpu PCL, nonvoting depository receipt	106,200	2,676

CP ALL PCL	2,885,400	3,816

Indorama Ventures PCL	85,304,700	148,074

Kasikornbank PCL, nonvoting depository receipt	2,157,300	9,059

Siam Cement PCL, nonvoting depository receipt	6,058,700	70,313

		581,027

Vietnam — 0.0%
Vietnam Enterprise Investments Ltd., redeemable (acquired 9/20/01, cost: $4,515,000)1,2	1,630,227	3,098

Latin America — 17.0%
Argentina — 1.3%
Grupo Financiero Galicia SA, Class B1	5	—

Grupo Financiero Galicia SA, Class B (ADR)1	591,400	7,351

YPF Sociedad Anónima, Class D (ADR)	4,852,490	216,130

		223,481

Brazil — 9.3%
Anhanguera Educacional Participações SA, units	2,938,760	71,964

CESP – Cia. Energética de São Paulo, Class B, preferred nominative	5,773,860	109,985

Cia. de Concessões Rodoviárias, ordinary nominative	4,514,000	131,053

Cia. Paranaense de Energia - COPEL, Class B, preferred nominative (ADR)	1,653,931	45,963

Cielo SA, ordinary nominative	2,791,200	23,661

Estácio Participações SA, ordinary nominative	2,569,500	41,706

Gerdau SA (ADR)	4,159,200	51,990

Hypermarcas SA, ordinary nominative1	12,580,900	166,446

Itaú Unibanco Holding SA, preferred nominative (ADR)	1,379,264	33,171

Itaúsa – Investimentos Itaú SA, preferred nominative	10,019,792	78,555

Marfrig Alimentos SA, ordinary nominative	1,710,987	15,290

Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	4,297,000	47,243

Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,064,700	123,906

Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	2,877,627	102,271

QGEP Participacoes SA1	7,156,800	101,698

Redecard SA, ordinary nominative	3,623,700	53,379

Telemar Norte Leste SA, Class A, preferred nominative	1,285,853	43,672

Tele Norte Leste Participações SA, ordinary nominative	693,400	15,842

Tele Norte Leste Participações SA, preferred nominative	637,788	10,977

Tele Norte Leste Participações SA, preferred nominative (ADR)	3,545,100	62,145

TIM Participações SA, ordinary nominative1	10,300,921	52,872

Vale SA, ordinary nominative (ADR)	8,400	280

Vale SA, Class A, preferred nominative	162,800	4,726

Vale SA, Class A, preferred nominative (ADR)	5,284,224	155,990

WEG SA, ordinary nominative	1,658,900	21,846

Wilson Sons Ltd. (BDR)	1,882,300	30,575

		1,597,206

Chile — 0.4%
Enersis SA (ADR)	1,338,144	27,860

Ripley Corp SA1	24,762,280	32,783

S.A.C.I. Falabella	131,011	1,331

		61,974

Colombia — 0.3%
Bancolombia SA	934,357	14,578

Bancolombia SA, preferred nominative (ADR)	502,400	31,481

		46,059

Mexico — 5.7%
Alsea, SAB de CV, Series A	18,188,900	19,283

América Móvil, SAB de CV, Series L (ADR)	4,329,231	251,528

Bolsa Mexicana de Valores, SAB de CV, Series A	7,705,600	16,202

Carso Infraestructura y Construcción, SAB de CV, Series B-11	56,641,900	36,239

CEMEX, SAB de CV, ordinary participation certificates, units (ADR)1	5,913,604	52,808

Corporación Geo, SAB de CV, Series B1	248,600	696

Empresas ICA, SAB de CV, ordinary participation certificates1	12,297,751	27,998

Grupo Comercial Chedraui, SAB de CV, Series B1	13,273,200	42,751

Grupo Financiero Banorte, SAB de CV, Class O	4,472,200	21,048

Grupo Financiero Inbursa, SAB de CV	25,246,957	115,787

Grupo México, SAB de CV, Series B	5,642,000	21,094

Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)1	3,914,900	96,033

Impulsora del Desarrollo y el Empleo en América Latina, SAB de CV, Series B-11	50,587,000	79,956

Kimberly-Clark de México, SAB de CV, Series A	7,072,650	43,823

Organización Soriana, SAB de CV, Series B	3,488,300	12,438

Teléfonos de México, SAB de CV, Series L	2,004,300	1,840

Teléfonos de México, SAB de CV, Series L (ADR)	4,702,000	85,859

Urbi Desarrollos Urbanos, SAB de CV1	24,679,200	57,598

		982,981

Peru — 0.0%
Pesquera Exalmar SA, Class A1	2,719,722	3,975

Eastern Europe and Middle East — 13.0%
Czech Republic — 0.6%
Komercní banka, AS	147,680	37,268

Telefónica O2 Czech Republic, AS	3,022,100	70,695

		107,963

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	15,111,400	47,528

Israel — 1.1%
Bezeq – The Israel Telecommunication Corp. Ltd.	35,415,300	105,017

Cellcom Israel Ltd.	1,181,533	38,986

Partner Communications Co. Ltd.	1,605,304	30,517
Partner Communications Co. Ltd. (ADR)	112,000	2,129

Shufersal Ltd.	3,233,940	19,978

		196,627

Oman — 0.2%
Bank Muscat (SAOG) (GDR)	5,346,351	38,105

Poland — 1.5%
Powszechny Zaklad Ubezpieczén SA	222,148	27,851

Telekomunikacja Polska SA	36,229,125	224,550

		252,401

Russia — 7.9%
Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost: $6,763,000)1,2,3,4,5	11,783,118	27,087

Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost: $20,905,000)2,3,4,5	22,047,564	38,407

Baring Vostok Private Equity Fund IV, LP (acquired 4/25/07, cost: $11,899,000)1,2,3,4,5	12,332,616	13,832

Baring Vostok Fund IV Supplemental Fund, LP (acquired 10/8/07, cost: $22,585,000)1,2,3,4,5	25,240,374	31,460

Evraz Group SA (GDR)1	2,706,161	107,434

JSC Interregional Distribution Grid Companies Holding1	194,225,226	33,118

New Century Capital Partners, LP (acquired 12/7/95, cost: $951,000)1,2,4	5,247,900	6,873

OAO Gazprom	1,334,000	10,746

OAO Gazprom (ADR)	16,274,847	526,817

OAO TMK (GDR)1	2,456,302	51,803

OJSC Bank Saint Petersburg, Class A, 13.50% convertible preferred May 15, 2013	4,264,200	24,287

OJSC Holding Co. Sibirskiy Cement1	620,637	14,275

OJSC Kuzbasskaya Toplivnaya Co.1	1,665,000	13,118

OJSC Magnit	528,953	74,080

OJSC Magnit (GDR)	420,900	12,757

OJSC Mining and Metallurgical Co. Norilsk Nickel (ADR)	1,556,417	41,152

OJSC Novolipetsk Steel (GDR)	562,950	24,770

OJSC Pharmstandard (GDR)1	347,100	9,701

OJSC Rostelecom (ADR)	1,221,827	45,000

OJSC VTB Bank (GDR)	5,245,089	36,716

Sberbank of Russia	47,642,789	179,042

X5 Retail Group NV (GDR)1	728,834	30,720

		1,353,195

Saudi Arabia — 0.3%
Almarai Co., PALMS issued by HSBC Bank plc, expires March 27, 2012 (acquired 11/23/09, cost: $39,591,000)2	1,593,250	40,468

Etihad Etisalat Co., PALMS issued by Deutsche Bank, expires December 3, 2012 (acquired 3/21/11, cost: $4,917,000)2	373,000	5,121

		45,589

Turkey — 0.9%
Aktas Elektrik Ticaret AS1	4,273	—

Anadolu Efes BiracIlIk ve Malt Sanayii AS	3,154,307	44,637

Coca-Cola Içecek AS, Class C	1,300,245	16,295

Enka Insaat ve Sanayi AS	7,520,444	29,029

Selcuk Ecza Deposu Ticaret ve Sanayi AS, Class B	988,104	1,581

Sinpas Gayrimenkul Yatirim Ortakligi AS1	922,935	1,231

Türk Telekomünikasyon AS, Class D	4,010,091	20,154

Türkiye Garanti Bankasi AS	4,198,973	19,634

Yapi ve Kredi Bankasi AS1	8,236,925	23,632

		156,193

United Arab Emirates — 0.2%
DP World Ltd.1	62,877,365	37,412

Africa — 4.0%
Egypt — 0.0%
Commercial International Bank (Egypt) S.A.E.1	514,133	2,843

Morocco — 0.1%
Holcim (Maroc) SA	46,585	14,658

South Africa — 3.9%
AngloGold Ashanti Ltd.	1,100,596	52,793

AngloGold Ashanti Ltd. (ADR)	1,475,997	70,774

Anglo Platinum Ltd.	195,626	20,155

Barloworld Ltd.	2,873,179	31,726

Harmony Gold Mining Co. Ltd.	4,764,749	69,932

Harmony Gold Mining Co. Ltd. (ADR)	4,829,913	71,821

Impala Platinum Holdings Ltd.	780,187	22,574

MTN Group Ltd.	3,647,788	73,641

Royal Bafokeng Platinum Ltd.1	3,663,764	33,849

Sappi Ltd.1	21,125,601	111,952

Sappi Ltd. (ADR)1	1,308,900	6,950

Sasol Ltd.	1,167,311	67,552

South African Private Equity Fund III, LP (acquired 9/23/98, cost: $3,767,000)1,2,3,4,5	27,594,065	27,917

Tongaat-Hulett Group Ltd.	63,021	908

Wilson Bayly Holmes – Ovcon Ltd.	852,255	13,606

		676,150

Other markets — 6.1%
Australia — 1.1%
Aquarius Platinum Ltd.	3,506,725	19,442

Oil Search Ltd.	13,505,137	99,460

Paladin Energy Ltd1	17,038,917	63,623

		182,525

Austria — 0.2%
Vienna Insurance Group	645,816	36,885

Canada — 0.9%
Centerra Gold Inc.	2,277,000	40,866

First Quantum Minerals Ltd.	257,000	33,247

Ivanhoe Mines Ltd.1	1,350,560	37,087

Platmin Ltd.1	17,419,400	14,374

Platmin Ltd. (CDI)1	6,481,100	5,406

Uranium One Inc.	5,741,500	22,504

		153,484

Italy — 0.1%
Tenaris SA (ADR)	433,900	21,461

Switzerland — 0.2%
Dufry AG1	359,694	41,393

United Kingdom — 2.8%
Anglo American PLC	2,981,100	153,368

Cairn Energy PLC1	18,157,278	134,600

Gem Diamonds Ltd.1	2,675,629	12,018

Kazakhmys PLC	258,790	5,787

Lonrho PLC1	52,947,100	14,439

Mondi PLC	6,807,836	65,472

Petra Diamonds Ltd. (CDI)1	20,294,596	51,765

Petropavlovsk PLC	1,053,800	16,871

SABMiller PLC	342,100	12,115

Tullow Oil PLC	918,579	21,338

		487,773

United States of America — 0.8%
Freeport-McMoRan Copper & Gold Inc.	437,010	24,276

Genpact Ltd.1	6,814,063	98,667

Sohu.com Inc.1	59,500	5,317

		128,260

Multinational — 0.5%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $3,593,000)2,3,4,5	55,999,402	8,506

Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost: $34,707,000)2,3,4,5	49,101,137	49,789

International Hospital Corp. Holding NV (acquired 9/25/97, cost: $8,011,000)1,2,3	609,873	3,433

International Hospital Corp. Holding NV, Class B, convertible preferred (acquired 2/12/07, cost: $3,504,000)1,2,3	622,354	3,504

International Hospital Corp. Holding NV, warrants, expire June 30, 2011 (acquired 12/24/08, cost: $0)1,2,3	31,867	—

New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000)1,2,3,4	279,240	473

New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000)1,2,3,4	3,810,369	6,459

Pan-African Investment Partners II Ltd., Class A (acquired 06/20/08, cost: $11,883,000)1,2,3,4,5	3,800	7,127
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $197,000)1,2,3,4	600,000	10

		79,301

Miscellaneous — 0.4%
Equity securities in initial period of acquisition		75,350

Total equity securities (cost: $11,437,648,000)		16,765,326

Bonds and notes	Principal amount (000)	Value (000)
Asia-Pacific — 0.0%
China — 0.0%
Fu Ji Food and Catering Services Holdings Ltd. 0% convertible, October 18, 2010 6	CNY 93,400	$3,087

Malaysia — 0.0%
Eastern & Oriental Bhd. 8.00% convertible, November 16, 2019	MYR 3,753	1,425

Eastern Europe and Middle East — 0.1%
Russia — 0.1%
OAO TMK 5.25% convertible, February 11, 2015	$9,400	10,974

Latin America — 0.2%
Mexico — 0.1%
CEMEX, SAB de CV, 4.875% convertible, March 15, 2015 (acquired 3/25/10, cost: $10,389,000)2	10,384	10,644

Uruguay — 0.1%
Republic of Uruguay Index-Linked, 6.892% September 14, 20187	UYU 296,894	18,335

Total bonds and notes (cost: $52,253,000)		44,465

Short-term securities	Principal amount (000)	Value (000)
Corporate short-term notes — 1.6%
Australia & New Zealand Banking Group Ltd. 0.18% due 4/11/11	$75,000	74,996
Bank of Nova Scotia 0.13-0.19% due 4/1-4/4/11	71,700	71,699
Barclays US Funding Corp. 0.10% due 4/1/11	83,600	83,600
Societe Generale North America, Inc. 0.15% due 4/4/11	45,100	45,099
		275,394
Federal agency discount notes — 0.4%
Federal Home Loan Mortgage Corp. 0.17% due 4/4/11	51,100	$51,099
Federal National Mortgage Association 0.16% due 8/8/11	13,200	13,192
		64,291
Total short-term securities (cost: $339,687,000)		339,685

Total investment securities (cost: $11,829,588,000)		17,149,476
Other assets less liabilities (including forward currency contracts)		41,536
Net assets		$17,191,012

1	Security did not produce income during the last 12 months.
2
Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws); resale to the public may require registration in the country where the primary market is located and no right to demand registration exists.  As of March 31, 2011, the total value and cost of such securities were $335,898,000 and $328,010,000, respectively, and the value represented 1.95% of net assets.

3
This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940.  This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities.  New Asia East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund.

4
Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund.  Therefore, the cost and market value may not be indicative of the private equity fund’s performance.  For private equity funds structured as limited partnerships, shares are not applicable and, therefore, the fund’s interest in the partnerships is reported.

5
Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

6	Security is currently in default pending restructure.
7	Coupon rate may change periodically.

Abbreviations:

Securities:
ADR	—	American Depositary Receipts
BDR	—	Brazilian Depositary Receipts
CDI	—	CREST Depository Interest
GDR	—	Global Depositary Receipts
PALMS	—	Participating Access Linked Middle Eastern Securities

Currencies other than U.S. dollars:
CNY	—	Chinese Renminbi
MYR	—	Malaysian Ringgit
UYU	—	Uruguayan Peso

Federal income tax information

(dollars in thousands)
Gross unrealized appreciation on investment securities	$5,538,642
Gross unrealized depreciation on investment securities	(495,060)
Net unrealized appreciation on investment securities	5,043,582
Cost of investment securities for federal income tax purposes	12,105,894

Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time on the last business day of each week and month.

Methods and inputs - The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Equity securities:
Asia-Pacific	$9,640,106	$50,733	$23,715	$9,714,554
Latin America	2,915,676	–	–	2,915,676
Eastern Europe and Middle East	2,033,661	83,694	117,658	2,235,013
Other markets	1,051,781	–	–	1,051,781
Africa	665,734	–	27,917	693,651
Multinational	–	–	79,301	79,301
Miscellaneous	75,350	–	–	75,350
Bonds and notes	–	41,379	3,086	44,465
Short-term securities	–	339,685	–	339,685
Total	$16,382,308	$515,491	$251,677	$17,149,476

Forward currency contracts1	$–	$(7,917)	$–	$(7,917)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended March 31, 2011 (dollars in thousands):

	Beginning value at 7/1/2010	Net purchases	Net realized gain2	Net unrealized appreciation2	Gross transfers into Level 3	Gross transfers out of Level 3	Ending value at 3/31/2011
Investment securities	$185,768	$4,803	$5,301	$53,254	$2,686	$ $(135)	$251,677
Net unrealized appreciation during the period on Level 3 investment securities held at 3/31/20112							$53,120

1Forward currency contracts are not included in the investment portfolio.
2Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

The fund owns an interest in multiple private equity funds, which are considered alternative investments in accordance with Accounting Standards Update (ASU) 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share.  The fund is permitted to use the Net Asset Value (NAV) of the private equity funds to determine the fair value of the investment in the funds as such funds do not have a readily determinable fair value and have attributes of an investment company (i.e. the primary business involves investment of pooled funds whereby ownership represents interests in partners’ capital to which a proportionate share of net assets is attributed).  Although the fund typically uses the NAV of the respective private equity funds to determine fair value of its investments, adjustments may be made to the NAV as a result of known company or market events, updated market pricing for underlying securities held in the private equity fund and/or fund transactions (i.e. drawdowns and distributions).

The following table lists the characteristics of the alternative investments held by the fund as of March 31, 2011 (dollars in thousands):

Investment type	Investment strategy	Fair value1	Unfunded commitment2	Remaining life3	Redemption terms
Private equity funds	Primarily private sector equity investments (i.e., expansion capital, buyouts) in emerging markets	$217,940	$57,831	1 to 8 years	Redemptions are not permitted. These funds distribute proceeds from the liquidation of underlying assets of the funds.

1Included as Level 3 securities in the table on the previous page presenting the fund’s valuation levels as of March 31, 2011.
2Unfunded capital commitments represent agreements which obligate the fund to meet capital calls in the future.  Payment would be made when a capital call is requested.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined.
3Represents the remaining life of the fund term or the estimated period of liquidation.

					Dividend
					and interest
	Beginning	Purchases/	Sales/	Ending	income	Value
Issuer	shares	Additions	Reductions	shares	(000)	(000)

Affiliated issuers:
Compeq Manufacturing	-	73,599,000	-	73,599,000	$-	$43,674
StemLife	8,331,900	-	-	8,331,900	27	963
VA Tech Wabag	-	633,821	-	633,821	-	17,895

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund*	11,783,118	-	-	11,783,118	-	27,087
Baring Vostok Private Equity Fund III*	21,690,364	357,200	-	22,047,564	357	38,407
Baring Vostok Capital Partners IV*	23,458,647	14,114,343		37,572,990	-	45,292
Capital International Global Emerging Markets Private Equity Fund*	55,999,402	-	-	55,999,402	66	8,506
Capital International Private Equity Fund IV*	48,725,871	375,266	-	49,101,137	1,034	49,789
International Hospital	960,417	303,677		1,264,094	-	6,937
New Asia East Investment Fund	4,089,609	-	-	4,089,609	-	6,932
Pan-African Investment Partners II	3,800	-	-	3,800	-	7,127
Pan Asia Special Opportunities Fund	600,000	-	-	600,000	-	10
South African Private Equity Fund III*	27,594,065	-	-	27,594,065	-	27,917

Unaffiliated issuers+:
Bumrungrad Hospital	43,774,600	-	43,774,600	-	673
Wintek	56,524,808	33,678,067	36,878,808	53,324,067	-
					$2,157	$280,536
*For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.
+Affiliated during the period but no longer affiliated at March 31, 2011.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: May 27, 2011

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: May 27, 2011